PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited)

VY
®
T. Rowe Price Diversified
Mid Cap Growth Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 99.1%
Communication Services : 4.9%
10,000
Electronic Arts, Inc.
$ 1,326,700
0.1
51,400
(1)
Endeavor Group
Holdings, Inc. - Class A
1,322,522
0.1
78,031
(2)
Match Group, Inc.
2,830,965
0.3
37,600
Omnicom Group, Inc.
3,638,176
0.4
227,100
(2)
Pinterest, Inc. - Class A
7,873,557
0.7
25,847
(2)
Reddit, Inc. - Class A
1,274,774
0.1
180,500
(2)
ROBLOX Corp. - Class
A
6,891,490
0.6
50,500
(2)
Spotify Technology SA
13,326,950
1.2
8,000
(2)
Take-Two Interactive
Software, Inc.
1,187,920
0.1
154,173
(2)
Trade Desk, Inc.
- Class A
13,477,803
1.3
53,150,857
4.9
Consumer Discretionary : 13.8%
750
(2)
AutoZone, Inc.
2,363,738
0.2
13,200
(2)
Bright Horizons Family
Solutions, Inc.
1,496,352
0.1
17,300
(2)
Burlington Stores, Inc.
4,016,887
0.4
21,900
(2)
Carvana Co.
1,925,229
0.2
23,800
Churchill Downs, Inc.
2,945,250
0.3
398,400
(2)
Coupang, Inc.
7,087,536
0.7
24,200  Darden Restaurants,
Inc.
4,045,030
0.4
9,700
Domino's Pizza, Inc.
4,819,736
0.4
83,400
(2)
DoorDash, Inc. - Class
A
11,485,848
1.1
176,300
(2)
DraftKings, Inc. - Class
A
8,005,783
0.7
6,500
(2)
Duolingo, Inc.
1,433,770
0.1
17,300
(2)
Expedia Group, Inc.
2,383,075
0.2
21,669
(2)
Five Below, Inc.
3,930,323
0.4
18,400
(2)
Floor & Decor
Holdings, Inc. - Class A
2,385,008
0.2
53,100  Hilton Worldwide
Holdings, Inc.
11,326,761
1.0
8,700  Hyatt Hotels Corp.
- Class A
1,388,694
0.1
25,900
(2)
MGM Resorts
International
1,222,739
0.1
754
(2)
NVR, Inc.
6,107,370
0.6
19,500
(2)
Ollie's Bargain Outlet
Holdings, Inc.
1,551,615
0.1
14,200
Pool Corp.
5,729,700
0.5
19,381  Restaurant Brands
International, Inc.
1,539,820
0.1
3,800
(2)
RH
1,323,388
0.1
111,800
Ross Stores, Inc.
16,407,768
1.5
29,600
(2)
Royal Caribbean
Cruises Ltd.
4,114,696
0.4
19,600  Service Corp.
International
1,454,516
0.1
25,400
(2)
Skechers USA, Inc.
- Class A
1,556,004
0.1
35,800
Tractor Supply Co.
9,369,576
0.9
18,021
(2)
Ulta Beauty, Inc.
9,422,820
0.9
5,300
Williams-Sonoma, Inc.
1,682,909
0.2
14,550
Wingstop, Inc.
5,331,120
0.5
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
14,300
Wynn Resorts Ltd.
$ 1,461,889
0.1
83,300
Yum! Brands, Inc.
11,549,545
1.1
150,864,495
13.8
Consumer Staples : 2.5%
20,600
(2)
BJ's Wholesale Club
Holdings, Inc.
1,558,390
0.1
63,875  Brown-Forman Corp.
- Class B
3,297,227
0.3
5,100  Casey's General
Stores, Inc.
1,624,095
0.2
74,300
(2)
Celsius Holdings, Inc.
6,160,956
0.6
11,400  Church & Dwight Co.,
Inc.
1,189,134
0.1
8,100  Constellation Brands,
Inc. - Class A
2,201,256
0.2
11,300
(2)
e.l.f. Beauty, Inc.
2,215,139
0.2
8,600  Estee Lauder Cos.,
Inc. - Class A
1,325,690
0.1
14,000
(2)
Freshpet, Inc.
1,622,040
0.2
7,500
Hershey Co.
1,458,750
0.1
64,200
(2)
Performance Food
Group Co.
4,791,888
0.4
27,444,565
2.5
Energy : 3.0%
76,800
Cheniere Energy, Inc.
12,386,304
1.1
10,300
(1)
Chesapeake Energy
Corp.
914,949
0.1
45,400
Coterra Energy, Inc.
1,265,752
0.1
14,900  Diamondback Energy,
Inc.
2,952,733
0.3
183,600
Halliburton Co.
7,237,512
0.7
67,200
(1)
Magnolia Oil & Gas
Corp. - Class A
1,743,840
0.2
24,700  Matador Resources
Co.
1,649,219
0.1
25,600
Noble Corp. PLC
1,241,344
0.1
171,200  Permian Resources
Corp.
3,023,392
0.3
32,415,045
3.0
Financials : 10.1%
187,700  Apollo Global
Management, Inc.
21,106,865
1.9
73,200
(2)
Arch Capital Group
Ltd.
6,766,608
0.6
73,500  Ares Management
Corp. - Class A
9,774,030
0.9
17,700  Arthur J Gallagher &
Co.
4,425,708
0.4
62,800
(2)
Block, Inc.
5,311,624
0.5
117,600
Blue Owl Capital, Inc.
2,217,936
0.2
7,933  Cboe Global Markets,
Inc.
1,457,530
0.1
27,300
(2)
Corpay, Inc.
8,423,142
0.8
13,200  FactSet Research
Systems, Inc.
5,997,948
0.5
11,700
Globe Life, Inc.
1,361,529
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

VY
®
T. Rowe Price Diversified
Mid Cap Growth Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
26,400  Hartford Financial
Services Group, Inc.
$ 2,720,520
0.3
8,400  Kinsale Capital Group,
Inc.
4,407,816
0.4
28,900  LPL Financial
Holdings, Inc.
7,635,380
0.7
10,100  MarketAxess Holdings,
Inc.
2,214,425
0.2
6,700
Morningstar, Inc.
2,066,079
0.2
15,000
MSCI, Inc.
8,406,750
0.8
474,600
(2)
NU Holdings Ltd./
Cayman Islands
- Class A
5,661,978
0.5
61,200  Ryan Specialty
Holdings, Inc.
3,396,600
0.3
80,900
(2)
Toast, Inc. - Class A
2,016,028
0.2
26,519  Tradeweb Markets,
Inc. - Class A
2,762,484
0.3
9,699
(2)
WEX, Inc.
2,303,804
0.2
110,434,784
10.1
Health Care : 18.0%
15,399
(2)
Acadia Healthcare Co.,
Inc.
1,219,909
0.1
51,600  Agilent Technologies,
Inc.
7,508,316
0.7
24,600
(2)
Align Technology, Inc.
8,066,832
0.7
35,500
(2)
Alkermes PLC
960,985
0.1
28,000
(2)
Alnylam
Pharmaceuticals, Inc.
4,184,600
0.4
74,900  AmerisourceBergen
Corp.
18,199,951
1.7
41,900
(2)
Apellis
Pharmaceuticals, Inc.
2,462,882
0.2
6,685
(2)
Argenx SE, ADR
2,632,018
0.2
10,000
(2)
Ascendis Pharma A/S,
ADR
1,511,700
0.1
5,900
(2)
BeiGene Ltd., ADR
922,701
0.1
7,400
(2)
BioNTech SE, ADR
682,650
0.1
3,500
(2)
Bio-Rad Laboratories,
Inc. - Class A
1,210,545
0.1
46,574
Bio-Techne Corp.
3,278,344
0.3
24,300
Bruker Corp.
2,282,742
0.2
75,900
Cardinal Health, Inc.
8,493,210
0.8
4,900
(2)
Charles River
Laboratories
International, Inc.
1,327,655
0.1
5,800
Chemed Corp.
3,723,194
0.3
119,100
(2)
Dexcom, Inc.
16,519,170
1.5
67,800
(2)
Elanco Animal Health,
Inc.
1,103,784
0.1
40,600
(2)
Exact Sciences Corp.
2,803,836
0.3
39,500
(2)
Globus Medical, Inc.
- Class A
2,118,780
0.2
8,800
(2)
ICON PLC
2,956,360
0.3
25,500
(2)
IDEXX Laboratories,
Inc.
13,768,215
1.3
8,200
(2)
Inspire Medical
Systems, Inc.
1,761,278
0.2
24,300
(2)
Insulet Corp.
4,165,020
0.4
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
48,600
(2)
IQVIA Holdings, Inc.
$ 12,290,454
1.1
20,300
(2)
Lantheus Holdings,
Inc.
1,263,472
0.1
40,900
(2)
Legend Biotech Corp.,
ADR
2,294,081
0.2
11,100
(2)
Masimo Corp.
1,630,035
0.1
5,025
(2)
Mettler-Toledo
International, Inc.
6,689,732
0.6
13,600
(2)
Molina Healthcare, Inc.
5,587,288
0.5
37,879
(2)
Neurocrine
Biosciences, Inc.
5,224,272
0.5
13,400
(2)
Penumbra, Inc.
2,990,612
0.3
12,386
(2)
Repligen Corp.
2,278,033
0.2
42,000
ResMed, Inc.
8,317,260
0.8
20,100
(2)
Sarepta Therapeutics,
Inc.
2,602,146
0.2
13,500
(2)
Shockwave Medical,
Inc.
4,396,005
0.4
11,100
STERIS PLC
2,495,502
0.2
38,400
(2)
Tenet Healthcare Corp.
4,036,224
0.4
16,000
(2)
Vaxcyte, Inc.
1,092,960
0.1
42,600
(2)
Veeva Systems, Inc.
- Class A
9,869,994
0.9
26,300  West Pharmaceutical
Services, Inc.
10,407,173
0.9
197,329,920
18.0
Industrials : 18.4%
21,300  Advanced Drainage
Systems, Inc.
3,668,712
0.3
8,800
AGCO Corp.
1,082,576
0.1
20,000
Allegion PLC
2,694,200
0.3
21,362
AMETEK, Inc.
3,907,110
0.4
29,525
(2)
Axon Enterprise, Inc.
9,237,782
0.9
50,864  Booz Allen Hamilton
Holding Corp.
7,550,252
0.7
11,100  BWX Technologies,
Inc.
1,139,082
0.1
22,100
Carrier Global Corp.
1,284,673
0.1
13,603
(2)
Ceridian HCM Holding,
Inc.
900,655
0.1
25,750
Cintas Corp.
17,691,022
1.6
17,700
(2)
Clean Harbors, Inc.
3,563,187
0.3
8,000  Comfort Systems USA,
Inc.
2,541,680
0.2
280,400
(2)
Copart, Inc.
16,240,768
1.5
48,345
(2)
CoStar Group, Inc.
4,670,127
0.4
9,987
Equifax, Inc.
2,671,722
0.3
130,900
Fastenal Co.
10,097,626
0.9
12,950
Ferguson PLC
2,828,668
0.3
17,975  Fortune Brands
Innovations, Inc.
1,521,943
0.2
6,600
(2)
FTI Consulting, Inc.
1,387,914
0.1
13,800
Graco, Inc.
1,289,748
0.1
22,700
HEICO Corp.
4,335,700
0.4
44,800  Howmet Aerospace,
Inc.
3,065,664
0.3
13,300
Hubbell, Inc.
5,520,165
0.5
35,900
KBR, Inc.
2,285,394
0.2

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

VY
®
T. Rowe Price Diversified
Mid Cap Growth Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
65,300  Old Dominion Freight
Line, Inc.
$ 14,320,943
1.3
13,300
Otis Worldwide Corp.
1,320,291
0.1
18,300
Quanta Services, Inc.
4,754,340
0.4
47,500
RB Global, Inc.
3,618,075
0.3
5,250
(2)
RBC Bearings, Inc.
1,419,338
0.1
14,700
Republic Services, Inc.
2,814,168
0.3
37,300  Rockwell Automation,
Inc.
10,866,609
1.0
32,637
Rollins, Inc.
1,510,114
0.2
4,000
(2)
Saia, Inc.
2,340,000
0.2
20,500
(2)
SiteOne Landscape
Supply, Inc.
3,578,275
0.3
14,611
Toro Co.
1,338,806
0.1
23,900  Trane Technologies
PLC
7,174,780
0.7
5,096
TransDigm Group, Inc.
6,276,234
0.6
35,300
(2)
Trex Co., Inc.
3,521,175
0.3
5,550
United Rentals, Inc.
4,002,160
0.4
46,156
Verisk Analytics, Inc.
10,880,354
1.0
17,700  Vertiv Holdings Co.
- Class A
1,445,559
0.1
14,950  Waste Connections,
Inc.
2,571,550
0.2
5,500
Watsco, Inc.
2,375,835
0.2
9,200  Westinghouse Air
Brake Technologies
Corp.
1,340,256
0.1
49,500
(2)
WillScot Mobile Mini
Holdings Corp.
2,301,750
0.2
200,946,982
18.4
Information Technology : 25.7%
109,200  Amphenol Corp.
- Class A
12,596,220
1.2
10,200
(2)
Appfolio, Inc. - Class A
2,516,748
0.2
36,900
(2)
AppLovin Corp. - Class
A
2,554,218
0.2
8,830
(2)
Astera Labs, Inc.
655,098
0.1
62,681  Bentley Systems, Inc.
- Class B
3,273,202
0.3
9,300
(2)
BILL Holdings, Inc.
639,096
0.1
34,833  Broadridge Financial
Solutions, Inc.
7,135,888
0.7
43,000
CDW Corp.
10,998,540
1.0
32,300
(2)
Celestica, Inc.
1,451,562
0.1
19,900
(2)
Ciena Corp.
984,055
0.1
110,800
(2)
Cloudflare, Inc. - Class
A
10,728,764
1.0
81,748
(2)
Confluent, Inc. - Class
A
2,494,949
0.2
63,897
(2)
Crowdstrike Holdings,
Inc. - Class A
20,484,739
1.9
9,000
(2)
CyberArk Software Ltd.
2,390,670
0.2
33,960
(3)(4)
Databricks, Inc.
2,496,060
0.2
99,946
(2)
Datadog, Inc. - Class A
12,353,326
1.1
28,500
(2)
Descartes Systems
Group, Inc.
2,608,605
0.2
37,000
(2)
DocuSign, Inc.
2,203,350
0.2
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
35,200
(2)
DoubleVerify Holdings,
Inc.
$ 1,237,632
0.1
89,237
(2)
Dynatrace, Inc.
4,144,166
0.4
26,800
(2)
Elastic NV
2,686,432
0.3
35,500
(2)
Enphase Energy, Inc.
4,294,790
0.4
20,000
Entegris, Inc.
2,810,800
0.3
4,700
(2)
EPAM Systems, Inc.
1,297,952
0.1
13,900
(2)
Euronet Worldwide,
Inc.
1,528,027
0.1
8,450
(2)
Fair Isaac Corp.
10,559,205
1.0
6,546
(2)
First Solar, Inc.
1,104,965
0.1
17,600
(2)
Fortinet, Inc.
1,202,256
0.1
23,700
(2)
Gartner, Inc.
11,297,079
1.0
6,300
(2)
Globant SA
1,271,970
0.1
57,000
(2)
GoDaddy, Inc. - Class
A
6,764,760
0.6
15,416
(2)
HubSpot, Inc.
9,659,049
0.9
7,450
(2)
Keysight Technologies,
Inc.
1,165,031
0.1
40,900
(2)
Lattice Semiconductor
Corp.
3,199,607
0.3
23,400
(2)
Manhattan Associates,
Inc.
5,855,382
0.5
121,434  Microchip Technology,
Inc.
10,893,844
1.0
11,000
MKS Instruments, Inc.
1,463,000
0.1
11,800
(2)
Monday.com Ltd.
2,665,266
0.2
25,639
(2)
MongoDB, Inc.
9,195,171
0.8
15,400  Monolithic Power
Systems, Inc.
10,432,268
1.0
8,000  Motorola Solutions,
Inc.
2,839,840
0.3
70,400
(2)
Nutanix, Inc. - Class A
4,345,088
0.4
14,200
(2)
ON Semiconductor
Corp.
1,044,410
0.1
14,800
(2)
Onto Innovation, Inc.
2,679,984
0.2
615,600
(2)
Palantir Technologies,
Inc. - Class A
14,164,956
1.3
98,200
Paychex, Inc.
12,058,960
1.1
18,100
(2)
Paylocity Holding
Corp.
3,110,666
0.3
19,736
(2)
Procore Technologies,
Inc.
1,621,707
0.2
25,075
(2)
PTC, Inc.
4,737,670
0.4
64,900
(2)
Pure Storage, Inc.
- Class A
3,374,151
0.3
136,000
(2)
Samsara, Inc. - Class
A
5,139,440
0.5
1,100
(2)
Super Micro Computer,
Inc.
1,111,033
0.1
31,626
(3)(4)
Tanium, Inc. - Class B
155,284
0.0
9,900
TE Connectivity Ltd.
1,437,876
0.1
34,100
Teradyne, Inc.
3,847,503
0.4
12,200
(2)
Tyler Technologies,
Inc.
5,185,122
0.5
12,500
(2)
Workiva, Inc.
1,060,000
0.1
4,500
(2)
Zebra Technologies
Corp. - Class A
1,356,480
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

VY
®
T. Rowe Price Diversified
Mid Cap Growth Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
43,500
(2)
Zscaler, Inc.
$ 8,379,405
0.8
280,943,317
25.7
Materials : 1.2%
5,200
Avery Dennison Corp.
1,160,900
0.1
13,500  CF Industries
Holdings, Inc.
1,123,335
0.1
29,500
PPG Industries, Inc.
4,274,550
0.4
12,700
RPM International, Inc.
1,510,665
0.1
11,900
Steel Dynamics, Inc.
1,763,937
0.2
10,300
Vulcan Materials Co.
2,811,076
0.3
12,644,463
1.2
Real Estate : 1.2%
33,800
CubeSmart
1,528,436
0.1
18,800  Equity LifeStyle
Properties, Inc.
1,210,720
0.1
27,100
Iron Mountain, Inc.
2,173,691
0.2
33,343  Lamar Advertising Co.
- Class A
3,981,488
0.4
18,700  Rexford Industrial
Realty, Inc.
940,610
0.1
16,400  Simon Property Group,
Inc.
2,566,436
0.2
17,200
Terreno Realty Corp.
1,142,080
0.1
13,543,461
1.2
Utilities : 0.3%
51,800
Vistra Corp.
3,607,870
0.3
Total Common Stock
(Cost $830,081,853)
1,083,325,759
99.1
PREFERRED STOCK : 0.8%
Consumer Discretionary : 0.1%
32,438
(3)(4)
Rappi , Inc. - Series E
736,992
0.1
Health Care : 0.0%
123,878
(3)(4)
Caris Life Sciences,
Inc. - Series D
450,916
0.0
Information Technology : 0.7%
73,377
(3)(4)
Databricks , Inc., -
Series F
5,393,209
0.5
7,908
(3)(4)
Databricks , Inc., -
Series G
581,238
0.0
353,970
(3)(4)
Tanium, Inc. - Series G
1,737,993
0.2
7,712,440
0.7
Total Preferred Stock
(Cost $6,216,684)
8,900,348
0.8
Total Long-Term
Investments
(Cost $836,298,537)
1,092,226,107
99.9
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 0.5%
Repurchase Agreements : 0.3%
1,000,000
(5)
Bank Of Montreal,
Repurchase
Agreement dated
03/28/2024, 5.330%,
due 04/01/2024
(Repurchase
Amount $1,000,584,
collateralized
by various U.S.
Government Agency
Obligations, 3.500%-
7.000%, Market Value
plus accrued interest
$1,020,000, due
08/01/33-03/01/54)
$ 1,000,000
0.1
269,198
(5)
Deutsche Bank
Securities Inc.,
Repurchase
Agreement dated
03/28/2024, 5.330%,
due 04/01/2024
(Repurchase
Amount $269,355,
collateralized
by various U.S.
Government Agency
Obligations, 1.500%-
7.500%, Market
Value plus accrued
interest $274,582, due
06/01/36-04/01/54)
269,198
0.0
1,000,000
(5)
MUFG Securities
Americas, Inc.,
Repurchase
Agreement dated
03/28/2024, 5.340%,
due 04/01/2024
(Repurchase
Amount $1,000,585,
collateralized
by various U.S.
Government Agency
Obligations, 3.000%-
5.500%, Market Value
plus accrued interest
$1,020,000, due
01/01/39-11/01/52)
1,000,000
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

VY
®
T. Rowe Price Diversified
Mid Cap Growth Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
1,000,000
(5)
Nomura Securities
International,
Inc., Repurchase
Agreement dated
03/28/2024, 5.320%,
due 04/01/2024
(Repurchase
Amount $1,000,583,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 2.000%-
6.000%, Market Value
plus accrued interest
$1,020,001, due
01/01/28-07/15/58)
$ 1,000,000
0.1
Total Repurchase
Agreements
(Cost $3,269,198)
3,269,198
0.3
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : (continued)
Mutual Funds : 0.2%
1,969,430
(6)
T. Rowe Price
Government
Reserve Fund, 5.400%
(Cost $1,969,430) $ 1,969,430 0.2
Total Short-Term
Investments
(Cost $5,238,628)
5,238,628
0.5
Total Investments in
Securities
(Cost $841,537,165) $ 1,097,464,735 100.4
Liabilities in Excess
of Other Assets (4,053,029) (0.4)
Net Assets $ 1,093,411,706 100.0
ADR American Depositary Receipt
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Security, or a portion of the security, is on loan.
(2)
Non-income producing security.
(3)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(4)
Restricted security as to resale, excluding Rule 144A securities.
As of March 31, 2024, the Portfolio held restricted securities with a fair value of $11,551,692 or 1.1% of net assets. Please refer to the table below for additional details.
(5)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)
Rate shown is the 7-day yield as of March 31, 2024.

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

VY
®
T. Rowe Price Diversified
Mid Cap Growth Portfolio
The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at March 31, 2024 :
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2024
Asset Table
Investments, at fair value
Common Stock
Communication Services $ 53,150,857 $ — $ — $ 53,150,857
Consumer Discretionary 150,864,495 — — 150,864,495
Consumer Staples 27,444,565 — — 27,444,565
Energy 32,415,045 — — 32,415,045
Financials 110,434,784 — — 110,434,784
Health Care 197,329,920 — — 197,329,920
Industrials 200,946,982 — — 200,946,982
Information Technology 278,291,973 — 2,651,344 280,943,317
Materials 12,644,463 — — 12,644,463
Real Estate 13,543,461 — — 13,543,461
Utilities 3,607,870 — — 3,607,870
Total Common Stock 1,080,674,415 — 2,651,344 1,083,325,759
Preferred Stock — — 8,900,348 8,900,348
Short-Term Investments 1,969,430 3,269,198 — 5,238,628
Total Investments, at fair value $ 1,082,643,845 $ 3,269,198 $ 11,551,692 $ 1,097,464,735
At March 31, 2024, VY
®
T. Rowe Price Diversified Mid Cap Growth Portfolio held the following restricted securities:
Security Acquisition Date Acquisition Cost Fair Value
Caris Life Sciences, Inc. - Series D 5/11/2021 $ 1,003,412 $ 450,916
Databricks , Inc. 7/24/2020 543,644 2,496,060
Databricks , Inc., - Series F 10/22/2019 1,050,475 5,393,209
Databricks , Inc., - Series G 2/1/2021 467,542 581,238
Rappi , Inc. - Series E 9/8/2020 1,938,042 736,992
Tanium, Inc. - Class B 9/24/2020 360,385 155,284
Tanium, Inc. - Series G 8/26/2015 1,757,213 1,737,993
$ 7,120,713 $ 11,551,692
Investments, at fair value
Fair Value at
March 31, 2024
Valuation
Technique(s) *
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Inputs ***
Impact to Valuation
from an Increase in
Input ****
Common Stocks $2,651,344 Market Approach Recent Comparable
Transaction Price(s)
—** —** —**
Market Approach Enterprise Value to
Gross Profit Multiple
7.1x 7.1x Increase
Market Approach Enterprise Value to
Sales Multiple
5.7x 5.7x Increase
Market Approach DLOM 10% 10% Decrease

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

VY
®
T. Rowe Price Diversified
Mid Cap Growth Portfolio
* Valuation techniques may change in order to reflect management’s judgment of current market participant assumptions.
** No quantitative unobservable inputs significant to the valuation technique were created by the Portfolio’s management.
*** Unobservable inputs were weighted by the relative fair value of the instruments.
**** Represents the directional change in the fair value of the Level 3 investment(s) that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
Investments, at fair value
Fair Value at
March 31, 2024
Valuation
Technique(s) *
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Inputs ***
Impact to Valuation
from an Increase in
Input ****
Preferred Stocks $8,900,348 Market Approach Recent Comparable
Transaction Price(s)
—** —** —**
Market Approach Enterprise Value to
Gross Profit Multiple
5.0x - 7.1x 5.0x - 7.1x Increase
Market Approach Enterprise Value to
Sales Multiple
5.7x 5.7x Increase
Market Approach Enterprise Value to
Gross Merchandise
Value
0.5x – 0.6x 0.5x – 0.6x Increase
Market Approach Enterprise Value to
EBITDA Multiple
14.5x –
23.1x
14.5x – 23.1x Increase
Market Approach Projected Enterprise
Value to Gross Profit
Multiple
6.8x – 8.4x 6.8x – 8.4x Increase
Market Approach Projected Enterprise
Value to Sales
Multiple
4.3x – 5.1x 4.3x – 5.1x Increase
Market Approach DLOM 10% 10% Decrease
Total Investments, at fair value $11,551,692
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the
year ended March 31, 2024:
Common Stocks Preferred Stocks Total
Beginning balance at December 31, 2023 $ 2,651,344 $ 8,900,348 $ 11,551,692
Purchases — — —
Sales — — —
Accrued discounts/(premiums) — — —
Total realized gain (loss) — — —
Net change in unrealized appreciation (depreciation)
*****
— — —
Transfers into Level 3 — — —
Transfers out of Level 3 — — —
Ending balance at March 31, 2024
$ 2,651,344 $ 8,900,348 $ 11,551,692
Net change in unrealized appreciation (depreciation) on Level 3 securities still held as of March 31, 2024
*****
$ — $ — $ —
***** Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on Level 3 securities still held at March 31, 2024 may be due to securities no longer held or categorized as Level 3 at period end.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 282,742,470
Gross Unrealized Depreciation (26,814,900)
Net Unrealized Appreciation $ 255,927,570